Cover	Dec. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2020
Entity File Number	001-36294
Entity Registrant Name	uniQure N.V.
Entity Central Index Key	0001590560
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Paasheuvelweg 25a
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	1105 BP
City Area Code	+31
Local Phone Number	20-566-7394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value €0.05 per share
Trading Symbol	QURE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false